Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) [Line Items]
Technological developments (in Pesos)	$ 14,869	$ 15,500
Assumed market share, percentage	16.80%
Nominal discount rate, percentage	8.90%
Discount rate, percentage	9.10%
Return on market equity percentage	9.80%
Real cost equity, percentage	9.00%
Business combinations [member]
Intangible Assets (Details) [Line Items]
Goodwill (in Pesos)	$ 12,576	$ 12,576
Minimum [Member]
Intangible Assets (Details) [Line Items]
Bank setting discounts rates, percentage	8.00%
Maximum [Member]
Intangible Assets (Details) [Line Items]
Bank setting discounts rates, percentage	10.00%